Share-Based Compensation (Details) - USD ($)		3 Months Ended		6 Months Ended
	Feb. 24, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option exercised (in Shares)
Compensation expense		$ 17,135,196	$ 26,969,402	$ 34,336,772	$ 35,038,447
Cash proceeds received				683,249
Intrinsic value of shares				$ 16,701,052
Class B Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (in Shares)				10,866,488
Number of ordinary shares	1
Immediately vested as of the grant date	150,923
2021 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for share-based awards (in Shares)		10,874,641		10,874,641
Share Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in Shares)				379,600
Weighted average grant-date fair value (in Dollars per share)				$ 5.46
Unrecognized compensation expense related to share options		$ 6,260,442		$ 6,260,442
Weighted average period of unrecognized compensation expense to be recognized				1 year 1 month 20 days
Total fair value of vested				$ 3,400,283
Option exercised (in Shares)				5,117,972
Share Options [Member] | Black-Scholes pricing model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in Shares)				379,600	805,899
Weighted average grant-date fair value (in Dollars per share)				$ 5.46	$ 9.49
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in Shares)				19,890,515
Weighted average period of unrecognized compensation expense to be recognized				1 year 3 months 29 days
Total fair value of vested				$ 13,015,977
Weighted Average Grant-Date Fair Value,Granted				$ 4.84	$ 9.49
Unrecognized compensation expense		$ 69,342,439		$ 69,342,439
Shares granted (in Shares)					648,510
Compensation expense				$ 44,586
Restricted Stock Units (RSUs) [Member] | Class B Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (in Shares)	5,433,243
Restricted Stock Units (RSUs) [Member] | Ordinary Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (in Shares)				19,890,515
Restricted Stock Units (RSUs) [Member] | 2021 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for share-based awards (in Shares)		3,700,269		3,700,269
Restricted Stock Units (RSUs) [Member] | 2026 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted (in Shares)	10,866,488			16,299,731
Restricted Share Award (“RSAs”) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period of unrecognized compensation expense to be recognized				9 months 29 days
Total fair value of vested				$ 1,416,000
Weighted Average Grant-Date Fair Value,Granted				$ 5.48
Unrecognized compensation expense		$ 3,535,000		$ 3,535,000
Number of ordinary shares				1,010,000	2,401,884
Weighted average trading prices				$ 5.45
Second Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards				50.00%
Percentage of vesting				50.00%
Third Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards				25.00%
Percentage of vesting				25.00%
Fourth Anniversary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards				25.00%
Percentage of vesting				25.00%
Vesting One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards	25.00%
Percentage of vesting	25.00%
Weighted average trading prices	$ 15
Vesting Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards	25.00%
Percentage of vesting	25.00%
Weighted average trading prices	$ 20
Vesting Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards	25.00%
Percentage of vesting	25.00%
Weighted average trading prices	$ 25
Vesting Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of share based awards	25.00%
Percentage of vesting	25.00%
Weighted average trading prices	$ 30